Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule of Operating Segments

The Group’s CODM is the CEO of the Company.

	Year ended December 31, 2024
	Drug Development	Online Sales	Total
Revenues
External	$-	$1,306	$1,306
Total	-	1,306	1,306

Segment loss (gain)	4,873	2,443	7,316

Equity losses from the investment in MitoCareX			429
Finance expense (income), net			(259)
Tax income			(14)

Loss			7,472

	Year ended December 31, 2023
	Drug Development	Online Sales	Total
Revenues
External	$-	$2,879	$2,879
Total	-	2,879	2,879

Segment loss (gain)	5,359	1,456	6,815

Company’s share of losses of company accounted for at equity, net			210
Finance expense (income), net			(1,164)
Tax expense			22

Loss			5,883
	Year ended December 31, 2022
	Drug Development	Online Sales	Total
Revenues
External	$-	$1,347	$1,347
Total	-	1,347	1,347

Segment loss	8,405	(118)	8,287
Company’s share of losses of company accounted for at equity, net			109
Finance expense (income), net			(5,818)
Tax expense			14

Loss			2,592

	As of December 31, 2024
	Drug Development	Online Sales	Total

Segment Assets	$8,407	$1,764	$10,171
Segment Liabilities	$1,194	$226	$1,420

	As of December 31, 2023
	Drug Development	Online Sales	Total

Segment Assets	$7,069	$4,113	$11,182
Segment Liabilities	$1,441	$154	$1,595